Exhibit 99.1

World Omni Auto Receivables Trust 2021-D
Monthly Servicer Certificate
July 31, 2022

Dates Covered
Collections Period	07/01/22 - 07/31/22
Interest Accrual Period	07/15/22 - 08/14/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/22	838,688,471.31	34,521
Yield Supplement Overcollateralization Amount 06/30/22	20,969,941.60	0
Receivables Balance 06/30/22	859,658,412.91	34,521
Principal Payments	28,509,600.36	518
Defaulted Receivables	660,123.72	23
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/22	19,904,950.64	0
Pool Balance at 07/31/22	810,583,738.19	33,980

Pool Statistics	$ Amount	# of Accounts
Pool Factor	70.14%
Prepayment ABS Speed	1.38%
Aggregate Starting Principal Balance	1,183,996,579.97	40,585

Delinquent Receivables:
Past Due 31-60 days	7,921,138.03	286
Past Due 61-90 days	2,234,299.82	77
Past Due 91-120 days	526,771.39	22
Past Due 121+ days	0.00	0
Total	10,682,209.24	385

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.29%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.33%
Delinquency Trigger Occurred	NO

Recoveries	490,526.64
Aggregate Net Losses/(Gains) - July 2022	169,597.08
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.24%
Prior Net Losses/(Gains) Ratio	0.23%
Second Prior Net Losses/(Gains) Ratio	0.24%
Third Prior Net Losses/(Gains) Ratio	0.19%
Four Month Average	0.23%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.12%

Overcollateralization Target Amount	9,321,712.99
Actual Overcollateralization	9,321,712.99
Weighted Average Contract Rate	3.89%
Weighted Average Contract Rate, Yield Adjusted	5.19%
Weighted Average Remaining Term	53.08

Flow of Funds	$ Amount
Collections	31,701,978.10
Investment Earnings on Cash Accounts	5,240.22
Servicing Fee	(716,382.01)
Transfer to Collection Account	-
Available Funds	30,990,836.31

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	451,199.37
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	43,738.00
(5) Noteholders' Second Priority Principal Distributable Amount	1,189,815.70
(6) Class C Interest	24,753.67
(7) Noteholders' Third Priority Principal Distributable Amount	17,270,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	9,321,712.99
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,689,616.58

Total Distributions of Available Funds	30,990,836.31

Servicing Fee	716,382.01
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,096,400,000.00
Original Class B	34,530,000.00
Original Class C	17,270,000.00

Total Class A, B, & C
Note Balance @ 07/15/22	829,043,553.89
Principal Paid	27,781,528.69
Note Balance @ 08/15/22	801,262,025.20

Class A-1
Note Balance @ 07/15/22	0.00
Principal Paid	0.00
Note Balance @ 08/15/22	0.00
Note Factor @ 08/15/22	0.0000000%

Class A-2
Note Balance @ 07/15/22	268,243,553.89
Principal Paid	27,781,528.69
Note Balance @ 08/15/22	240,462,025.20
Note Factor @ 08/15/22	62.0707344%

Class A-3
Note Balance @ 07/15/22	387,400,000.00
Principal Paid	0.00
Note Balance @ 08/15/22	387,400,000.00
Note Factor @ 08/15/22	100.0000000%

Class A-4
Note Balance @ 07/15/22	121,600,000.00
Principal Paid	0.00
Note Balance @ 08/15/22	121,600,000.00
Note Factor @ 08/15/22	100.0000000%

Class B
Note Balance @ 07/15/22	34,530,000.00
Principal Paid	0.00
Note Balance @ 08/15/22	34,530,000.00
Note Factor @ 08/15/22	100.0000000%

Class C
Note Balance @ 07/15/22	17,270,000.00
Principal Paid	0.00
Note Balance @ 08/15/22	17,270,000.00
Note Factor @ 08/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	519,691.04
Total Principal Paid	27,781,528.69
Total Paid	28,301,219.73

Class A-1
Coupon	0.11772%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	78,237.70
Principal Paid	27,781,528.69
Total Paid to A-2 Holders	27,859,766.39

Class A-3
Coupon	0.81000%
Interest Paid	261,495.00
Principal Paid	0.00
Total Paid to A-3 Holders	261,495.00

Class A-4
Coupon	1.10000%
Interest Paid	111,466.67
Principal Paid	0.00
Total Paid to A-4 Holders	111,466.67

Class B
Coupon	1.52000%
Interest Paid	43,738.00
Principal Paid	0.00
Total Paid to B Holders	43,738.00

Class C
Coupon	1.72000%
Interest Paid	24,753.67
Principal Paid	0.00
Total Paid to C Holders	24,753.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4526137
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.1957226
Total Distribution Amount	24.6483363

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.2019559
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	71.7127741
Total A-2 Distribution Amount	71.9147300

A-3 Interest Distribution Amount	0.6750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.6750000

A-4 Interest Distribution Amount	0.9166667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.9166667

B Interest Distribution Amount	1.2666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2666667

C Interest Distribution Amount	1.4333335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.4333335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	42.83
Noteholders' Third Priority Principal Distributable Amount	621.63
Noteholders' Principal Distributable Amount	335.54

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/22	2,877,704.48
Investment Earnings	3,748.24
Investment Earnings Paid	(3,748.24)
Deposit/(Withdrawal)	-
Balance as of 08/15/22	2,877,704.48
Change	-

Required Reserve Amount	2,877,704.48

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,867,518.40	$4,798,593.08	$4,429,096.04
Number of Extensions	162	158	142
Ratio of extensions to Beginning of Period Receivables Balance	0.57%	0.54%	0.48%